Share-Based Employee Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 22, 2014	Dec. 28, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of weighted-average assumptions used to value grants, by year
The weighted-average assumptions used to value Safeway’s grants of stock options through the first quarter, by year, are as follows:

	2014	2013
Expected life (in years)	6.25	6.25	-	6.50
Expected stock volatility	27.9%	33.0%
Risk-free interest rate	2.0%	1.3%
Expected dividend yield during the expected term	2.8%	3.8%

The following weighted-average assumptions used, by year, to value Safeway’s grants are as follows:

	2013			2012			2011
Expected life (in years)	6.25	–	6.5	6.25	–	6.5		6.5
Expected stock volatility	31.6%	–	33.0%	30.6%	–	33.9%	29.8%	–	34.1%
Risk-free interest rate	1.1%	–	2.1%	0.9%	–	1.3%	1.5%	–	2.7%
Expected dividend yield during the expected term	3.5%	–	4.0%	2.8%	–	3.7%	2.2%	–	2.7%